Other Equity Instruments	12 Months Ended
Dec. 31, 2018
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Other Equity Instruments

34. OTHER EQUITY INSTRUMENTS

			Group
	Initial interest rate %	First call date	2018 £m	2017 £m
£300m Step-up Callable Perpetual Reserve Capital Instruments	7.037	February 2026	235	235
AT1 securities:
– £500m Perpetual Capital Securities	6.75	June 2024	496	496
– £750m Perpetual Capital Securities	7.375	June 2022	750	750
– £300m Perpetual Capital Securities	7.60	December 2019	300	300
– £500m Perpetual Capital Securities	6.475	June 2019	210	500

			1,991	2,281

Step-up Callable Perpetual Reserve Capital Instruments

These instruments are redeemable by Santander UK plc on 14 February 2026 or on any coupon payment date thereafter, subject to the prior approval of the PRA. They are perpetual and pay interest annually. The coupon rate resets every five years, based on the UK five-year benchmark gilt rate. Interest payments may be deferred by Santander UK plc. The instruments are not redeemable at the option of the holders and the holders do not have any rights against other Santander UK group companies.

AT1 securities

The AT1 securities issued by the Company were subscribed by its immediate parent company, Santander UK Group Holdings plc, meet the CRD IV AT1 rules and are fully recognised as AT1 capital. The securities are perpetual and pay a distribution on 24 March, June, September and December. At each distribution payment date, the Company can decide whether to pay the distribution, which is non-cumulative, in whole or in part. The distribution rate resets every five years based on prevailing 5 year sterling mid swap rates. The securities will be automatically written down and the investors will lose their entire investment in the securities should the CET1 capital ratio of the Santander UK prudential consolidation group fall below 7%. They are redeemable at the option of the Company on their first call date or on any reset date thereafter in the cases of the 6.75% and 7.375% Perpetual Capital Securities, and on any distribution payment date thereafter in the cases of the 7.60% and 6.475% Perpetual Capital Securities. No such redemption may be made without the consent of the PRA.

During 2018, as part of a capital management exercise, Santander UK plc purchased and redeemed 58% of the 6.475% Perpetual Capital securities.